Document And Entity Information	9 Months Ended
Sep. 30, 2018 shares
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q3
Entity Registrant Name	Entree Resources Ltd.
Entity Central Index Key	0001271554
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Trading Symbol	EGI
Entity Common Stock, Shares Outstanding	174,478,962